Trade and Other Payables	12 Months Ended
Dec. 31, 2021
Trade and other current payables [abstract]
Trade and Other Payables
Note 15 – Trade and Other Payables

	As at December 31,
	2021	2020
	$ Thousands

Trade Payables	136,505	92,542
Accrued expenses and other payables	11,479	21,870
Government institutions	2,459	3,144
Employees and payroll institutions	11,625	5,940
Interest payable	5,213	2,314
Others	4,256	2,432
	171,537	128,242